Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties	Related PartiesIn January 2022, the Company entered a strategic partnership with a private company totaling $97,149, which is comprised of a $50,000 cash investment in the private company and the receipt of $47,149 in non-cash consideration to provide services for a duration of three years. A member of the Company's board of directors also serves as a director on the board of the aforementioned private company. For the year ended December 31, 2022, the Company recognized revenue of $14,954 from the private company for referral services.